3. Secured Note and Accounts Receivable-Related Parties (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Secured Note And Accounts Receivable-Related Parties Details Narrative
Allowance for accounts receivable	$ 309,117
Accounts Receivable, net of allowance	$ 463,676	$ 772,793